CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 6,553	$ 2,808
Prepaid expenses	26,000	45,647
Investment in securities	401,122	0
Total current assets	433,675	48,455
Other assets
Investment in securities	0	496,400
Mineral rights	6,241,114	6,196,114
Total other assets	6,241,114	6,692,514
Total assets	6,674,789	6,740,969
Current liabilities
Accounts payable	149,786	144,695
Accounts payable - related party	209,655	100,500
Advanced deposits	0	46,000
Warrant and option liability	327,868	29,151
Total current liabilities	687,309	320,346
Long term liabilities
Note payable and accrued interest - related party	101,907	0
Warrant liability	138,753	102,811
Total long term liabilities	240,660	102,811
Total liabilities	927,969	423,157
Stockholders’ equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 173,723,633 and 167,138,069 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	17,373	16,714
Additional paid in capital	17,500,619	17,391,148
Accumulated deficit	(11,771,172)	(11,090,050)
Total stockholders’ equity	5,746,820	6,317,812
Total liabilities and stockholders’ equity	$ 6,674,789	$ 6,740,969